Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2023 JPY (¥)
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 139,227
Troubled debt restructurings, Post-modification outstanding recorded investment	138,753
Troubled debt restructurings that subsequently defaulted, Recorded Investment	6,364
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	37,312
Troubled debt restructurings, Post-modification outstanding recorded investment	37,312
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,830
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	17,057
Troubled debt restructurings, Post-modification outstanding recorded investment	17,057
Troubled debt restructurings that subsequently defaulted, Recorded Investment	0
Residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	8,697
Troubled debt restructurings, Post-modification outstanding recorded investment	8,697
Troubled debt restructurings that subsequently defaulted, Recorded Investment	95
Card
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,408
Troubled debt restructurings, Post-modification outstanding recorded investment	10,934
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,410
MUAH
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	8,216
Troubled debt restructurings, Post-modification outstanding recorded investment	8,216
Troubled debt restructurings that subsequently defaulted, Recorded Investment	0
Krungsri
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	48,899
Troubled debt restructurings, Post-modification outstanding recorded investment	48,899
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,827
Other
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	7,638
Troubled debt restructurings, Post-modification outstanding recorded investment	7,638
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 1,202